Financial Items - Summary of Financial Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Material income and expense [abstract]
Results in the sale of associates and remeasurement of previously held interest before change in control of associates (notes 4.1 and 13.1)		$ (10)		$ 221
Financial income	$ 21	18		18
Results from financial instruments, net (notes 13.2 and 16.4)	(1)	39		9
Foreign exchange results	(32)	10		(5)
Effects of amortized cost on assets and liabilities and others, net	(59)	(59)		(59)
Other financial income (expense), net	$ (71)	$ (2)	[1]	$ 184	[1]

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.